Financial Information for Guarantors and Non-Guarantors - Guarantor Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	$ 9	$ 5	$ 14	$ (21)	$ (102)	$ (72)	$ 30
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	(1)		5
Pension liability adjustment						(1)
Loss on settlement pension obligations							3
Change in foreign currency translation adjustments	2	11	(15)		(15)	(32)	(2)
Total other comprehensive income (loss)	1	11	(10)		(15)	(33)	1
Total comprehensive income (loss)	10	16	4	(21)	(117)	(105)	31
Less: comprehensive income attributable to noncontrolling interest, net of tax		1		1	1	1	6
Comprehensive income (loss) attributable to the Company	10	15	4	(22)	(118)	(106)	25
Parent [Member]
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	9	4	14	(22)	(103)	(73)	24
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	(1)		5
Pension liability adjustment						(1)
Loss on settlement pension obligations							3
Change in foreign currency translation adjustments	2	11	(15)		(15)	(32)	(2)
Total other comprehensive income (loss)	1	11	(10)		(15)	(33)	1
Total comprehensive income (loss)	10	15	4	(22)	(118)	(106)	25
Less: comprehensive income attributable to noncontrolling interest, net of tax
Comprehensive income (loss) attributable to the Company	10	15	4	(22)	(118)	(106)	25
Issuer [Member]
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	9	4	14	(22)	(103)	(73)	26
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	(1)		5
Pension liability adjustment						(1)
Loss on settlement pension obligations							3
Change in foreign currency translation adjustments	2	11	(15)		(15)	(32)	(2)
Total other comprehensive income (loss)	1	11	(10)		(15)	(33)	1
Total comprehensive income (loss)	10	15	4	(22)	(118)	(106)	27
Less: comprehensive income attributable to noncontrolling interest, net of tax							2
Comprehensive income (loss) attributable to the Company	10	15	4	(22)	(118)	(106)	25
Guarantor [Member]
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	43	35	115	65	23	31	110
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax
Pension liability adjustment
Loss on settlement pension obligations							3
Change in foreign currency translation adjustments
Total other comprehensive income (loss)							3
Total comprehensive income (loss)	43	35	115	65	23	31	113
Less: comprehensive income attributable to noncontrolling interest, net of tax		1		1		1	4
Comprehensive income (loss) attributable to the Company	43	34	115	64	23	30	109
Non-Guarantor [Member]
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	24	12	44	18	654	55	78
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax
Pension liability adjustment						(1)
Loss on settlement pension obligations
Change in foreign currency translation adjustments	2	11	(15)		(15)	(32)	(2)
Total other comprehensive income (loss)	2	11	(15)		(15)	(33)	(2)
Total comprehensive income (loss)	26	23	29	18	639	22	76
Less: comprehensive income attributable to noncontrolling interest, net of tax					1
Comprehensive income (loss) attributable to the Company	26	23	29	18	638	22	76
Eliminations [Member]
Schedule of Condensed Consolidating Statement of Comprehensive Income [Line Items]
Net income (loss)	(76)	(50)	(173)	(60)	(573)	(12)	(208)
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	1		(5)
Pension liability adjustment						2
Loss on settlement pension obligations							(6)
Change in foreign currency translation adjustments	(4)	(22)	30		30	64	4
Total other comprehensive income (loss)	(3)	(22)	25		30	66	(2)
Total comprehensive income (loss)	(79)	(72)	(148)	(60)	(543)	54	(210)
Less: comprehensive income attributable to noncontrolling interest, net of tax
Comprehensive income (loss) attributable to the Company	$ (79)	$ (72)	$ (148)	$ (60)	$ (543)	$ 54	$ (210)